Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Collaborative Arrangement [Member]	Dec. 31, 2012 Purchase Commitment [Member]	Mar. 31, 2013 Purchase Commitment [Member]	Nov. 30, 2012 Purchase Commitment [Member]	Mar. 31, 2013 Advisory Agreements [Member]	Dec. 31, 2012 Research And Development Arrangement [Member] Minimum [Member]	Dec. 31, 2012 Research And Development Arrangement [Member] Maximum [Member]
Commitments and Contingencies Disclosure [Abstract]
2012 Incentive Plan, maximum 2013 employee bonus compensation amount approved by Board	$ 173,000
Royalty percentage due to be paid under license agreement for cash payments received as licensing revenue during human trial research (in Percent)	10.00%
Long Term Purchase Commitment [Line Items]
Royalty percentage due to be paid under license agreement for cash payments received as licensing revenue on FDA approval of new drug application (in Percent)							2.00%	2.50%
Royalty percentage due to be paid under license agreement for net sales on any services (in Percent)	5.00%
Royalty percentage due to be paid under product development agreement for net sales to third parties (in Percent)	10.00%
Revenue sharing percentage between company and product development agreement partner for products sold covered solely by company's products and know-how (in Percent)	50.00%
Number of separate license agreements with one company granting company non-exclusive sub-licenses (in Integer)	2
Initial payment required under each license agreement	85,000
Annual license fee required under each license agreement	5,000
Purchase commitments entered into	0
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Shares issuable on achievement of certain milestones under collaboration and asset agreement (in Shares)		400,000
Warrants issuable on achievement of certain milestones under collaboration and asset agreement, exercisable at one dollar per unit (in Shares)		400,000
Warrants issuable on achievement of certain milestones under collaboration and asset agreement, exercisable at two dollars per unit (in Shares)		400,000
Shares issuable on achievement of certain milestones under collaboration and asset agreement, exercise price one (in Dollars per share)		$ 1.00
Shares issuable on achievement of certain milestones under collaboration and asset agreement, exercise price two (in Dollars per share)		$ 2.00
Licensing expense relating to the initial transfer of intellectual property		10,000
Warrants issued relating to the initial transfer of intellectual property at exercise price one (in Shares)		10,000
Warrants issued relating to the initial transfer of intellectual property at exercise price two (in Shares)		10,000
Issuances occurring subsequent to initial transfers (in Shares)		0
Term of irrevocable grant to stockholder of right if first negotiation to license certain technology of the Company from the effective date of such agreement, if later than three years from the effective date of the agreement (in Duration)		6 months
Note payable interest rate, applicable during first thirty-six months (in Percent)			8.00%
Note payable interest rate, applicable after first thirty-six months for subsequent twenty-four months (in Percent)			10.00%
Significant purchase commitment remaining amount committed			$ 1,177,840	$ 949,818	$ 2,600,000
Note payable interest rate applicable through July 31, 2015, for note payable created through conversion of any outstanding balance under purchase commitment upon conclusion of supplier's final project report (in Percent)			8.00%
Note payable interest rate applicable after July 31, 2015 through March 31, 2016, for note payable created through conversion of any outstanding balance under purchase commitment upon conclusion of supplier's final project report (in Percent)			10.00%
Percentage of proceeds financial firm entitled to (in Percent)						7.00%
Percent of warrants purchased to be issued to firm (in Percent)						7.00%